Subsequent Events	6 Months Ended
Jun. 30, 2016
Subsequent Events [Abstract]
Subsequent Events

11.  Subsequent Events

The Company has evaluated all other subsequent events as of August 15, 2016 and determined that there were no other subsequent events or transactions that require recognition or disclosures in the financial statements.